Inventories (Inventory Obsolescence Provision) (Details) - Inventory Obsolescence Provisions [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Inventories [line items]
Beginning balance	$ 1,332	$ 1,232
Net increase in the provision	873	649
Writedowns during the period	(691)	(561)
Foreign exchange revaluation	20	12
Ending balance	$ 1,534	$ 1,332